29. FINANCIAL DEBT	12 Months Ended
Dec. 31, 2017
Financial Debt
FINANCIAL DEBT

IN MILLIONS OF USD	DEC 31, 2017	DEC 31, 2016
Bank debt (overdrafts)	–	1.5
Related party loans	80.7	–
Financial debt, short-term	80.7	1.5

Related party loans	520.4	475.2
Financial debt, long-term	520.4	475.2

Total	601.1	476.7

OF WHICH ARE
Bank debt	–	1.5
Related party loans	601.1	475.2

The related party long-term loans (refer to note 32) are denominated in USD and CAD. The interest rate for USD loans in 2017 was 5.9% (2016: 5.9%). The interest rate for CAD loans in 2017 was 3.9%.

DETAILED CREDIT FACILITIES

Dufry, jointly with Hudson, negotiates and manages its key credit facilities centrally and then provides intercompany financing to its subsidiaries. Minor credit lines at local level are kept for practical reasons. Hudson’s credit lines are with Credit Agricole and Bank of America.

NET DEBT

IN MILLIONS OF USD	CASH AND CASH EQUIVALENTS	FINANCIAL DEBT CURRENT	FINANCIAL DEBT NON-CURRENT	NET DEBT
Balance at January 1, 2017	187.6	1.5	475.2	289.1

Cash flows from operating, financing and investing activities	(51.1)	–	–	51.1
Repayments of financial debt	–	(21.5)	(6.5)	(28.0)
Loan from common control transaction	–	103.1	51.6	154.7
Cash flow	(51.1)	81.6	45.1	177.8
Currency translation adjustments	0.9	(2.4)	0.1	(3.2)
Non-cash movements	0.9	(2.4)	0.1	(3.2)
Balance at December 31, 2017	137.4	80.7	520.4	463.7

IN MILLIONS OF USD	CASH AND CASH EQUIVALENTS	FINANCIAL DEBT CURRENT	FINANCIAL DEBT NON-CURRENT	NET DEBT
Balance at January 1, 2016	160.4	0.9	483.1	323.6

Cash flows from operating, financing and investing activities	26.1	–	–	(26.1)
Repayments of financial debt	–	–	(7.3)	(7.3)
Loan from common control transaction	–	–	–	–
Cash flow	26.1	–	(7.3)	(33.4)
Currency translation adjustments	1.1	0.6	(0.6)	(1.1)
Non-cash movements	1.1	0.6	(0.6)	(1.1)
Balance at December 31, 2016	187.6	1.5	475.2	289.1

IN MILLIONS OF USD	CASH AND CASH EQUIVALENTS	FINANCIAL DEBT CURRENT	FINANCIAL DEBT NON-CURRENT	NET DEBT
Balance at January 1, 2015	104.5	–	473.6	369.1

Cash flows from operating, financing and investing activities	54.5	–	–	(54.5)
Business combinations (acquisitions)	4.3	1.0	–	(3.3)
Repayments of financial debt	–	0.9	(10.9)	(10.0)
Loan from common control transaction	–	–	–	–
Cash flow	58.8	1.9	(10.9)	(67.8)
Currency translation adjustments	(2.9)	(1.0)	(0.1)	1.8
Non-cash movements	(2.9)	(1.0)	(0.1)	1.8
Other non-cash transactions *	–	–	20.5	20.5
Balance at December 31, 2015	160.4	0.9	483.1	323.6

* Related to the acquisition of the Nuance Group AG, (USA)